Financial Instruments - Balance Sheet Grouping - Footnotes (Detail) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial assets	[1]	$ 38,157	$ 53,627
Selected financial liabilities	[1]	40,687	37,371
Other Current Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial assets	[2]	587	1,059
Other Current Assets [Member] | Interest Rate Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial assets		2	34
Other Current Assets [Member] | Currency Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial assets		46	494
Other Current Assets [Member] | Foreign currency forward-exchange contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial assets		538	531
Other Noncurrent Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial assets	[3]	944	881
Other Noncurrent Assets [Member] | Interest Rate Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial assets		835	767
Other Noncurrent Assets [Member] | Currency Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial assets		89	99
Other Noncurrent Assets [Member] | Foreign currency forward-exchange contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial assets		20	15
Other Current Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial liabilities	[4]	645	93
Other Current Liabilities [Member] | Interest Rate Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial liabilities		5	1
Other Current Liabilities [Member] | Currency Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial liabilities		560	13
Other Current Liabilities [Member] | Foreign currency forward-exchange contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial liabilities		80	78
Other Noncurrent Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial liabilities	[5]	1,064	596
Other Noncurrent Liabilities [Member] | Interest Rate Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial liabilities		134	16
Other Noncurrent Liabilities [Member] | Currency Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial liabilities		928	$ 581
Other Noncurrent Liabilities [Member] | Foreign currency forward-exchange contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Selected financial liabilities		$ 1

[1]	We use a market approach in valuing financial instruments on a recurring basis. For additional information, see Note 1E. All of our financial assets and liabilities measured at fair value on a recurring basis use Level 2 inputs in the calculation of fair value, except less than 1% that use Level 1 inputs.
[2]	As of December 31, 2015, derivative instruments at fair value include interest rate swaps ($2 million), foreign currency swaps ($46 million) and foreign currency forward-exchange contracts ($538 million) and, as of December 31, 2014, include interest rate swaps ($34 million), foreign currency swaps ($494 million) and foreign currency forward-exchange contracts ($531 million).
[3]	As of December 31, 2015, derivative instruments at fair value include interest rate swaps ($835 million), foreign currency swaps ($89 million) and foreign currency forward-exchange contracts ($20 million) and, as of December 31, 2014, include interest rate swaps ($767 million), foreign currency swaps ($99 million) and foreign currency forward-exchange contracts ($15 million).
[4]	At December 31, 2015, derivative instruments at fair value include interest rate swaps ($5 million), foreign currency swaps ($560 million) and foreign currency forward-exchange contracts ($80 million) and, as of December 31, 2014, include interest rate swaps ($1 million), foreign currency swaps ($13 million) and foreign currency forward-exchange contracts ($78 million).
[5]	At December 31, 2015, derivative instruments at fair value include interest rate swaps ($134 million), foreign currency swaps ($928 million) and foreign currency forward-exchange contracts ($1 million) and, as of December 31, 2014, include interest rate swaps ($16 million) and foreign currency swaps ($581 million).